SUBSEQUENT EVENTS (Details)		1 Months Ended
	Feb. 28, 2024 shares	Feb. 09, 2024 Individual	Feb. 21, 2024 USD ($)	Jan. 22, 2024 USD ($)	Jan. 07, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 29, 2023 USD ($)	Dec. 28, 2023 USD ($)	Nov. 24, 2023 USD ($)	Aug. 23, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 06, 2023 USD ($)	Feb. 16, 2023 shares	Dec. 31, 2022 USD ($) shares	Jan. 31, 2022 shares	Oct. 31, 2021 shares
Subsequent Event [Line Items]
Common shares, shares authorized (in shares)						120,000,000								1,000,000,000	120,000,000	120,000,000	110,000,000
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Face amount | $						$ 40,700,000	$ 1,000,000	$ 500,000	$ 500,000	$ 2,500,000	$ 6,000,000	$ 2,000,000	$ 2,000,000		$ 38,200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common shares, shares authorized (in shares)					1,000,000,000
Number of board member appointed | Individual		2
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion shares (in shares)	4,667,033
Conversion ratio	2
Subsequent Event [Member] | Class B Common Stock [Member] | Digital World Acquisition Corp. [Member]
Subsequent Event [Line Items]
Conversion shares (in shares)	7,158,025
Conversion ratio	1.348
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Face amount | $			$ 1,205,000	$ 1,000,000